Mar. 01, 2017
12.31 Fidelity Global Bond Fund ATCI PRO-03 | Fidelity® Global Bond Fund
Hedging the fund’s foreign currency exposures utilizing forward foreign currency exchange contracts.
  Foreign Currency Transactions. Although a forward foreign currency exchange contract is used to reduce or hedge a fund’s exposure to changes in the value of the currency, suitable hedging transactions may not be available in all circumstances, may not be successful, and may eliminate any chance for the fund to benefit from favorable fluctuations in relevant foreign currencies.